PHOENIX-KAYNE FUNDS
                              PHOENIX OVERSEAS FUND
                         PHOENIX INTERMEDIATE BOND FUND

      Supplement dated March 15, 2006 to the Prospectus dated May 1, 2005, as supplemented June 17, 2005, October 20, 2005, January 11, 2006 and
        February 17, 2006 and to the Statement of Additional Information
       dated May 1, 2005, as supplemented June 17, 2005, August 23, 2005,
                      October 20, 2005 and January 11, 2006

IMPORTANT NOTICE TO INVESTORS

      The Board of Trustees of the Phoenix-Kayne Funds (the "Board"), as permitted under the provisions of the Fund's Declaration of Trust dated May 24, 1996 and Rule 17a-8 of the Investment Company Act of 1940, has unanimously approved the mergers of the Phoenix Overseas Fund with and into the Phoenix Foreign Opportunities Fund and the Phoenix Intermediate Bond Fund with and into the Phoenix Bond Fund.


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           MERGING FUND                       SURVIVING FUND
------------------------------------ -------------------------------------
Phoenix Overseas Fund                Phoenix Foreign Opportunities Fund
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Phoenix Intermediate Bond Fund       Phoenix Bond Fund
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      Pursuant to an Agreement and Plan of Reorganization (the "Agreement")
approved by the Board, the Phoenix Overseas Fund will transfer all or substantially all of its assets to the Phoenix Foreign Opportunities Fund in exchange for shares of the Phoenix Foreign Opportunities Fund and the assumption by the Phoenix Foreign Opportunities Fund of all liabilities of the Phoenix Overseas Fund. Immediately prior to the exchange, all Class B Shares of the Overseas Fund will be converted into Class A Shares of the Overseas Fund. Following the exchange, the Phoenix Overseas Fund will distribute shares of the Phoenix Foreign Opportunities Fund to its shareholders pro rata, in liquidation of the Phoenix Overseas Fund.

      Similarly, the Phoenix Intermediate Bond Fund will transfer all or substantially all of its assets to the Phoenix Bond Fund in exchange for shares of the Phoenix Bond Fund and the assumption by the Phoenix Bond Fund of all liabilities of the Phoenix Intermediate Bond Fund. Following the exchange, the Phoenix Intermediate Bond Fund will distribute shares of the Phoenix Bond Fund to its shareholders pro rata, in liquidation of the Phoenix Intermediate Bond Fund.

      The mergers will be effective on or about May 19, 2006.

      Additional information about the mergers, as well as information about the Phoenix Foreign Opportunities Fund and the Phoenix Bond Fund, will be distributed to shareholders of the Phoenix Overseas Fund and the Phoenix Intermediate Bond Fund respectively, upon consummation of each of the mergers.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1718/KayneMerger (03/06)